Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 36,839,026	$ 5,377,114	$ 8,567,823
Trade accounts receivable			313,753
Prepaid and other current assets	251,749	90,934	95,666
Related-party receivable		3,815	8,491
Total current assets	37,090,775	5,471,863	8,985,733
Property and equipment, net	34,836	49,355	79,605
Other assets	45,000	45,000	45,000
Total assets	37,170,611	5,566,218	9,110,338
LIABILITIES AND STOCKHOLDERS' EQUITY Current liabilities:
Accounts payable	1,483,334	87,027	147,158
Accrued expenses	144,977	107,950	83,579
Income taxes payable		17,836	17,735
Deferred revenues, current			562,500
Total current liabilities	1,628,311	212,813	810,972
Income taxes payable, noncurrent		37,212	36,629
Deferred revenues, noncurrent			6,960,937
Total liabilities	1,628,311	250,025	7,808,538
Commitments and contingencies (notes 7 and 9)
Stockholders' equity:
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized; zero issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 4,455,790 issued and outstanding as of December 31, 2012 and 2011	1,095	446	446
Additional paid-in capital	79,015,280	42,590,042	42,462,554
Accumulated deficit	(43,474,075)	(37,274,295)	(41,161,200)
Total stockholders' equity	35,542,300	5,316,193	1,301,800
Total liabilities and stockholders' equity	$ 37,170,611	$ 5,566,218	$ 9,110,338